LOANS, FINANCING AND DEBENTURES	12 Months Ended
Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES

NOTE 25 - LOANS, FINANCING AND DEBENTURES

The breakdown of loans, financing and debentures owed by Eletrobras, and its subsidiaries is disclosed below:

	12/31/2021
			Non-
	Average Rate	Current	Current
Foreign currency
World Bank	2.41%	149,904	148,214
Banco Interamericano de Desenvolvimento - BID	1.22%	42,349	379,147
Kreditanstalt fur Wiederaufbau - KFW	4.77%	65,423	542,639
		257,676	1,070,000
National currency
RGR Return	5.00%	250,802	1,003,208
RGR Subsidiaries	5.00%	83,275	602,157
RGR CCEE	5.00%	11,187	—
BNDES	5.63%	458,015	4,668,486
Caixa Econômica Federal	8.22%	806,317	3,072,622
Banco do Brasil	6.92%	957,151	1,079,149
Bradesco (a)	7.18%	265,124	1,077,681
Petrobras	1.91%	2,199,910	3,327,920
BR Distribuidora	2.21%	21,941	31,908
State Grid	5.01%	91,196	647,597
Itaú	9.15%	4,017	500,000
Banco do Nordeste do Brasil	7.18%	66,187	987,810
BASA	8.52%	12,425	344,624
Cigás	—	393,920	193,249
Other Financial Institutions	6.51%	481,255	506,579
		6,102,722	18,042,990

	12/31/2021
	Average Rate	Current	Non-Current
Bonus
Due 02/04/2025	3.63%	41,302	2,767,841
Due 02/04/2030	4.63%	79,043	4,103,680
		120,345	6,871,521
Debentures
Eletrobras - Due 04/25/2022	Taxa DI+ 0.70% p.a.	1,113,080	—
Eletrobras - Due 04/25/2024	Taxa DI + 1.00% p.a.	27,053	2,200,000
Eletrobras - Due 04/25/2026	Taxa DI + 1.20% p.a.	12,567	1,000,000
Eletrobras - Due 05/15/2029	IPCA + 5.18% p.a.	5,447	820,619
Eletrobras - Due 04/15/2026	Taxa DI + 1.80% p.a.	24,304	1,200,000
Eletrobras - Due 04/15/2031	IPCA + 4.91% p.a.	16,232	1,601,176
Furnas - Due 11/15/2024	CDI 117.60% p.a.	95,608	360,000
Furnas - Due 11/15/2029	IPCA + 4.08% p.a.	2,340	897,225
Chesf - Due 01/15/2029	IPCA + 7.03% p.a.	14,474	141,445
CGT Eletrosul - Due 09/16/2024	Taxa DI + 1.78% p.a.	5,245	214,465
CGT Eletrosul - Due 09/15/2028	IPCA + 6.80% p.a.	11,098	110,316
CGT Eletrosul - Due 11/15/2028	IPCA + 3.75% p.a.	597	327,752
CGT Eletrosul - Due 09/17/2029	IPCA + 5.35% p.a.	2,118	187,271
Eletronorte - Due 08/04/2024	CDI + 2.75% p.a.	170,657	277,778
Eletronorte - Due 10/20/2024	CDI + 2.60% p.a.	253,190	458,334
		1,754,010	9,796,381
Total Financing, loans and debentures		8,234,753	35,780,892

(a)	The balance corresponds to the loan of R$301,409 from Furnas with Bradesco and of R$1,041,396 from Eletronorte with Bradesco BBI.

	12/31/2020
			Non-
	Average rate	Current	current
Foreign currency

World Bank	2.41%	140,572	275,655
Banco Interamericano de Desenvolvimiento	1.79%	39,441	392,300
BNP Paribas	1.17%	182,590	—
Kreditanstalt fur Wederaufbau - KFW	3.42%	60,561	587,891
		423,164	1,255,846
National currency
RGR Return	5.00%	250,802	1,254,011
RGR Subsidiaries	5.00%	86,779	688,283
RGR CCEE	5.00%	34,797	—
BNDES	5.15%	454,393	4,790,888
Caixa Econômica Federal	5.94%	918,979	3,850,392
Banco do Brasil	2.41%	1,085,373	1,420,404
Bradesco	5.14%	1,006,159	—
Petrobras	1.91%	2,196,011	4,925,322
BR Distribuidora	2.21%	157,200	47,224
State Grid	10.00%	43,935	354,828
Banco do Nordeste do Brasil	10.14%	52,251	901,827
BASA	8.50%	11,346	156,006
Cigás	—	414,264	223,670
Other Financial Institutions	4.64%	779,996	1,292,845
		7,492,285	19,905,700

	12/31/2020
	Average Rate	Current	Non-Current
Bonus
Due 10/27/2021	5.75%	3,284,824	—
Due 02/04/2025	3.63%	38,461	2,570,741
Due 04/02/2030	4.63%	73,606	3,812,050
		3,396,891	6,382,791
Debentures
Eletrobras - Due 4/25/2022	DI rate+ 0.70% p.a.	3,722	1,100,000
Eletrobras - Due 4/25/2024	DI rate+ 1.00% p.a.	8,305	2,200,000
Eletrobras - Due 4/25/2026	DI rate+ 1.20% p.a.	4,035	1,000,000
Eletrobras - Due 5/15/2029	IPCA+ 5.18% p.a.	4,767	740,825
Furnas - Due 11/15/2024	CDI 117.60% p.a.	1,267	450,000
Furnas - Due 1/15/2024	IPCA+ 4.08% p.a.	1,755	808,446
Chesf - Due 1/15/2029	IPCA+ 7.03% p.a.	11,224	137,991
CGT Eletrosul - Due 9/15/2028	IPCA+ 6.80% p.a.	15,200	101,350
CGT Eletrosul - Due 11/15/2028	IPCA+ 3.75% p.a.	2,487	300,000
Eletronorte - Due 04/08/2024	CDI + 2.75% p.a.	—	500,000
Eletronorte - Due 10/20/2024	CDI + 2.60% p.a.	45,649	708,333
		98,411	8,046,945

Total Financing, loans and debentures		11,410,751	35,591,282

Fundraising Eletrobras

In April 2021, Eletrobras issued its third series of simple, unsecured debentures, nonconvertible into shares, in two series, for public distribution with restricted efforts, according to CVM Instruction No. 476, of January 16, 2009, of 2,700,000 Debentures, being: (i) 1,200,000 Debentures of the first series; and (ii) 1,500,000 Debentures of the second series noting that the issuance of the Debentures of the Second Series was carried out according to article 2 of Law No. 12,431/2011.

Fundraising Furnas

In July 2021, the Company raised funds in the amount of R$ 1,600,000, through its subsidiary Furnas, through four operations with the following institutions: (i) Banco da Amazônia (BASA) in the amount of R$ 200,000 with a payment term of five years; (ii) Banco Itaú in the amount of R$ 500,000 with a payment term of five years; (iii) Banco do Brasil in the amount of R$ 600,000 with a payment term of seven years and (iv) Banco Bradesco in the amount of R$ 300,000 with a payment term of seven years.

The resources obtained through this funding will be used to pay off the most onerous debts currently present on the Company’s balance sheet and to fulfill the investment program for the 2021/2022 biennium.

CGT Eletrosul debentures

In September 2021 CGT Sul completed the public offering of debentures according to CVM Instruction No. 476 of January 16, 2009. On its conclusion, 4000,000 non-convertible unsecured debentures were issed and fully paid, with a unit par value of R$ 1, totaling R$ 400,000 on the issue date, being (i) R$ 185,000 under the first series, pursuant to Law No. 12,431/2011, characterized as “green debentures” with a payment term of eight years from the issuance date, and (ii) R$ 215,000 under the second series with a payment term of three years.

The net funds raised by CGT Eletrosul through the Issuance of Debentures of the First Series will be used to leverage Investment Projects in Transmission Reinforcement and net funds raised through the Second Series Debentures will be used as cash reinforcement for use in the ordinary course of the Company’s business.

Payment of bonds

In October 2021, the Company repaid its bonds issued in 2011 on the maturity date in the amount of USD 643,691 (equivalent to R$ 3,583,234), converted by the exchange rate in effect on the payment date.

25.1 - Changes in loans, financing and debentures

The changes presented below comprise the years ended December 31, 2021 and 2020

Opening balance as of December 31, 2020, 2019 and 2018	47,002,033	47,899,641	54,841,027
Additions	4,828,697	9,154,852	6,442,950
Interest, charges, monetary and exchange variations incurred	2,936,377	5,367,794	3,876,246
Interest Paid	(2,545,458)	(2,074,848)	(2,810,184)
Amortization of the Principal	(8,429,427)	(12,144,481)	(12,365,154)
Transaction costs	(13,825)	(22,146)	598
Transfer	213,129	(173,846)	(645)
RGR derecognition	24,119	(1,004,933)	—
Write-off	—	—	(2,085,197)
Final balance as of December 31, 2021, 2020 and 2019	44,015,645	47,002,033	47,899,641

The portion of loans, financing and debentures is scheduled to mature as follows:

2022	2023	2024	2025	2026	2027	After 2027	Total
8,234,752	4,785,443	6,657,723	4,681,094	4,204,094	1,739,095	13,713,444	44,015,645

25.2 – Guarantees

The Company participates, as an intervening guarantor in several projects of its controlled and non-controlled investees. The total exposure in guarantees comprises the guarantees provided to associates and joint ventures in the amount of R$29,935,666, as of December 31, 2021 (R$ 30,575,673 as of December 31, 2020), as shown in the table below:

NON-CONTROLLED COMPANIES
			Debt Balance as of	Ending of
Guarantor	Modality	Venture	12/31/2021	Guarantee
Eletrobras	SPE	HPP Belo Monte	13,813,246	2042
Eletrobras	SPE	HPP Santo Antônio	5,351,448	2040
Eletrobras	SPE	HPP Jirau	3,240,577	2034
Eletrobras	SPE	HPP Teles Pires	1,128,600	2038
Furnas	SPE	HPP Santo Antônio	1,015,977	2038
Eletrobras	SPE	HPP Santo Antônio	926,256	2024
Eletrobras	SPE	HPP Jirau	887,438	2035
Furnas	SPE	Transmission Projetcs - Mata de Santa Genebra Transmissão S.A.	754,187	2041
Eletrobras	SPE	HPP Sinop	556,612	2038
Eletrobras	SPE	HPP São Manuel	525,607	2038
Eletrobras	Corporate	Amazonas Energia (a)	491,016	2026
Eletrobras	SPE	HPP Teles Pires	267,751	2032
Eletrobras	SPE	HPP Santo Antônio	226,390	2030
Eletrobras	SPE	HPP Santo Antônio	153,342	2022
Furnas	SPE	Transmission Projects - Mata de Santa Genebra Transmissão S.A.	116,209	2030
Furnas	SPE	HPP São Manuel	108,557	2033
Eletrobras	SPE	Wind Projects - Chapada do Piauí II Holding S.A.	77,700	2032
Eletrobras	SPE	Transmission Projetcs - Interligação Elétrica Garanhuns S.A.	75,548	2028
Chesf	SPE	HPP Sinop	72,836	2032
Eletronorte	SPE	HPP Sinop	72,836	2032
Eletrobras	SPE	Wind Projects - Chapada Piauí I Holding S.A.	70,230	2032
Eletrobras	SPE	Transmission Projetcs - Caldas Novas Transmissão S.A.	3,303	2028
Non-controlled companies guarantees			29,935,666

(a)	Private instrument arising from legal proceedings whose origin predates the privatization and deverticalization of Amazonas Energia S.A., with a view to settling previous debts to which Eletrobras is a party given its guarantor status.

The guarantees provided to the controlled investees are presented in a segregated manner, as their balances recorded in financing and loans payable are already included.

The guaranteed amount for subsidiaries is R$12,645,279, as of December 31, 2021, (R$ 15,324,770 as of December 31, 2020) as shown in the table below.

SUBSIDIARY COMPANIES
			Debt Balance as	Ending of
Guarantor	Modality	Venture	of 12/31/2021	Guarantee
Eletrobras	Corporate	Angra III	3,366,852	2036
Eletronuclear	Corporate	Angra III	3,013,276	2038
Eletrobras	Corporate	Issuance of Debentures - Furnas	919,045	2029
Eletrobras	Corporate	Belo Monte Transmissora de Energia	738,793	2029
Eletrobras	Corporate	Miscellaneous - Furnas	462,780	2023
Eletrobras	Corporate	Issuance of Debentures - Furnas	455,608	2024
Furnas	Corporate	Modernization of HPP Furnas and HPP Luiz Carlos Barreto de Carvalho	421,495	2031
Eletrobras	Corporate	HPP Simplício	355,323	2026
CGT Eletrosul	SPE	Transmissora Sul Litorânea de Energia	350,537	2029
Eletrobras	Corporate	Livramento Wind Complex - Entorno II	322,351	2028
Eletrobras	Corporate	Corporate Transmission Projects	243,027	2034
Eletrobras	Corporate	Chesf Corporate Projects 3	237,915	2029
Eletrobras	Corporate	Support to the Working Capital Structure	185,717	2024
Eletrobras	Corporate	HPP Mauá	163,333	2028
Eletrobras	Corporate	Linha Verde Transmissora	156,283	2033
Eletrobras	Corporate	Wind farms Casa Nova II and III	155,676	2031
Eletrobras	Corporate	2012-2014 Investment Plan	151,704	2029
Eletrobras	Corporate	Corporate Financing	104,851	2023
Eletrobras	Corporate	Transmissora Sul Brasileira de Energia S.A.	121,415	2028
Eletrobras	Corporate	HPP São Domingos	110,038	2028
Chesf	Corporate	Transmissora Delmiro Gouveia	102,598	2032
Eletrobras	Corporate	Chesf Corporate Projects 3	95,121	2029
Eletrobras	Corporate	HPP Batalha	78,042	2025
Eletrobras	Corporate	HPP Passo de São João	75,932	2026
Eletrobras	Corporate	CGT Eletrosul Corporate Projects	55,823	2023
Eletrobras	Corporate	Innovation Projects	45,254	2023
Chesf	Corporate	Transmissora Delmiro Gouveia	48,224	2031
Eletrobras	Corporate	CGT Eletrosul Corporate Projects	28,607	2022
Eletrobras	Corporate	HPP Baguari	19,839	2026
Eletrobras	Corporate	RS Energia	18,260	2027
CGT Eletrosul	Corporate	Expansion of the Southern Transmission System	18,368	2029
CGT Eletrosul	Corporate	Brazil x Uruguay Interconnection	13,787	2029
Eletrobras	Corporate	RS Energia	9,405	2027
Controlled companies guarantees			12,645,279

25.3 Changes in Provision for Guarantees

The change in guarantees for the year ending December 31, 2021 was as follows:

Opening balance as of December 31, 2020, 2019 and 2018	459,004	463,776	549,436
Additions of Guarantees	14,869	25,556	13,690
Update (a)	(14,408)	15,197	5,889
Write-offs	(33,656)	(45,525)	(105,239)
Final balance on December 30, 2021, 2020 and 2019	425,809	459,004	463,776

(a)	The update includes the reduction of the debit balance due to payments of loans and financings.

25.4 - Assumed Obligations - Covenants

Eletrobras Companies are subject to covenants in some of their loans, financing and debentures contracts. The main covenants refer to: compliance with certain financial ratios (Net Debt to EBITDA, Debt Service Coverage Index - ICSD, among others), existence of corporate guarantees, requirements for changes in corporate control, compliance with necessary licenses and authorizations and limiting the sale of significant assets. The Company identified the occurrence of a non-compliance event as of December 31, 2021, referring to the HPP São Manoel and SPEs Chapadas do Piauí I and II, which did not reach the minimum ICSD level of higher than 1.2.

a) HPP São Manoel:

HPP São Manoel has debts with BNDES, in addition to the 4th debenture issuance, with respective balances as of December 31, 2021 of R$ 1,580,000 and R$ 325,000, guaranteed by Eletrobras and Furnas, respectively, corresponding to the subsidiary’s equity interest in this SPE of 33.33%.

In view of the adhesion of this HPP in the last quarter of 2021 to the Standstill Program promoted by BNDES, as one of the emergency measures to face the financial impacts of the hydric crisis, the risk of contractual default due to non-compliance with the ICSD was mitigated.

Regarding the issuance of debentures, non-compliance of the covenant does not incur in the early repayment of the debt, since the contract rules allow for the non-compliance of this indicator for three consecutive years or four interspersed years without triggering early repayment. In 2021 the Company was in compliance with the covenants.

b) SPE Chapada do Piauí I:

SPE Chapada do Piauí I previously requested a waiver from BNDES for non-compliance with the ICSD in 2021, also obtaining a similar result to that obtained for SPE Chapada do Piauí II. The balance of amounts owed by this SPE to BNDES is R$ 471,000 as of December 31, 2021.

Additionally, this SPE has outstanding debentures with an accrued balance as of December 31, 2021 of R$ 103,000. Both financial instruments have the benefit of a guarantee from Eletrobras corresponding to 25% of the proportion of the equity interest of Eletrobras in the SPE (49%), for a total of R$ 70,230.

The terms of the deed of issue provides that non-compliance with the financial ratios requires the calling of a debenture holder meeting to deliberate on the issue. An important point to note is that the fact that the ICSD has not been reached does not necessarily result in an early maturity of the contract.

c) SPE Chapada do Piauí II:

The SPE Chapada do Piauí II has as its only creditor the BNDES, whose debt balance as of December 31, 2021 was R$ 396,000, of which 40% of the proportion of Eletrobras’ equity interest in the SPE (49%) is guaranteed by the Company, i.e. R$ 77,700. It is noteworthy that after a previous request made by the SPE, the BNDES formally abstained from declaring of early maturity of the debt as a result of non-compliance with the financial ratios.

Accounting policy

Loans, financing and debentures are initially recognized at fair value minus transaction costs directly attributable, and subsequently measured at amortized cost, using the effective interest method. When the contractual terms are modified and such modification is not substantial, the accounting balances will reflect the present value of the cash flows under the new terms, using the original effective interest rate. The difference between the book balance of the remeasured instrument at the time of a non-substantial change in its terms and its book balance immediately preceding such change is recognized as a gain or loss in the income for the year. When such a change is substantial, the original financing is extinguished and a new financial liability is recognized, with an impact on the results of the financial year.

A financial guarantee contract consists of contracts that require  the issuer to make specified payments in order to reimburse the holder for loss incurred since the specified debtor fails to make payment on the due date, in accordance with the initial or altered conditions of  the debt instrument. These estimates are defined based on the experience and judgment of Eletrobras’s Management. The fees received are recognized based on the straight-line method over the life of the guarantee. In order to deal with a possible execution of a guarantee, Eletrobras provisions 1% of the guaranteed debt balance for controlled and non-controlled investees. Any increase in obligations in relation to guarantees is shown, when incurred, in operating expenses (Note 40.1).